STOCK-BASED COMPENSATION (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2011 CAD	Sep. 30, 2010 CAD	Sep. 30, 2011 CAD	Sep. 30, 2010 CAD	Sep. 30, 2011 Stock options CAD year	Sep. 30, 2010 Stock options year
Stock options activity
Options outstanding, beginning of year (in shares)					6,762,704
Options granted (in shares)	27,000	116,000	2,620,785	2,911,080	2,620,785
Options exercised (in shares)	(89,300)	(387,725)	(306,688)	(673,098)	(306,688)
Options cancelled (in shares)	(24,500)	(143,750)	(116,250)	(196,800)	(116,250)
Options outstanding, end of year (in shares)	8,960,551		8,960,551		8,960,551
Options exercisable at end of period (in shares)					5,115,072
Weighted average exercise price
Outstanding, beginning of year, weighted average exercise price (in Canadian dollars per share)					56.94
Granted, weighted average exercise price (in Canadian dollars per share)	55.25	66.26	76.24	57.42	76.24
Exercised, weighted average exercise price (in Canadian dollars per share)					43.56
Cancelled, weighted average exercise price (in Canadian dollars per share)					67.40
Outstanding, end of year, weighted average exercise price (in Canadian dollars per share)					62.91
Options exercisable at end of period (in Canadian dollars per share)					59.40
Fair value of options weighted average assumptions:
Pricing model used for valuation of options					Black Scholes	Black Scholes
Risk-free interest rate (as a percent)					1.95%	1.86%
Expected life of options (in years)					2.5	2.5
Expected volatility of the Company's share price (as a percent)					34.63%	43.85%
Expected dividend yield (as a percent)					0.89%	0.42%